Document and Entity Information	May 01, 2020
Prospectus:
Document Type	497
Document Period End Date	May 01, 2020
Registrant Name	MASSMUTUAL SELECT FUNDS
Entity Central Index Key	0000916053
Entity Inv Company Type	N-1A
Amendment Flag	false
Document Creation Date	May 01, 2020
Document Effective Date	May 01, 2020
Prospectus Date	Feb. 01, 2020
MassMutual Select Growth Opportunities Fund | Class R4
Prospectus:
Trading Symbol	MMGFX
MassMutual Select Growth Opportunities Fund | Class I
Prospectus:
Trading Symbol	MMAZX
MassMutual Select Growth Opportunities Fund | Service Class
Prospectus:
Trading Symbol	MAGYX
MassMutual Select Growth Opportunities Fund | Class R5
Prospectus:
Trading Symbol	MGRSX
MassMutual Select Growth Opportunities Fund | Class R3
Prospectus:
Trading Symbol	MMANX
MassMutual Select Growth Opportunities Fund | Administrative Class
Prospectus:
Trading Symbol	MAGLX
MassMutual Select Growth Opportunities Fund | Class A
Prospectus:
Trading Symbol	MMAAX